Related Party Transactions (Details Narrative) - USD ($)														2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 19, 2023	Jul. 20, 2023	Jul. 01, 2023	Apr. 16, 2023	Apr. 05, 2023	Mar. 31, 2023	Jan. 09, 2023	Jan. 01, 2023	Jul. 15, 2022	Jul. 01, 2022	Jan. 02, 2022	Jul. 14, 2021	Mar. 15, 2021	Nov. 20, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Payments to related party, debt																	$ 10,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price															$ 6.34		$ 6.34		$ 5.96
Share Price															$ 4.00		$ 4.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate																	91.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate																	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																	4.72%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																			252,779	1,498,010
Stock Issued During Period, Value, New Issues																$ 1,425,000		1,620,000	$ 1,620,000
Share-Based Payment Arrangement, Expense																	$ 2,133,000	1,965,000	2,600,000	$ 1,500,000
Stock issued for service, shares																				288,909
Stock issued for service, values															$ 70,000	$ 341,000	706,000	1,309,000	1,545,000	$ 1,744,000
Proceeds from related party debt																	180,000
Mr. Destler [Member]
Related Party Transaction [Line Items]
Rent payments																				45,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Payments to related party, debt																				29,000
Mr Klausner [Member]
Related Party Transaction [Line Items]
Stock issued for service, shares							16,965						10,179
Stock issued for service, values													$ 60,000				200,000
Steven Handy [Member]
Related Party Transaction [Line Items]
Payment to employee																				6,000
Aaron Danks [Member]
Related Party Transaction [Line Items]
Other expenses																				$ 26,000
Geoffrey Andersen [Member]
Related Party Transaction [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price									$ 8.84
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross									10,179
Vendor [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt						$ 5,000
Changes in interest payable																	5,000
Vendor One [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt					$ 20,000
Changes in interest payable																	20,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt		$ 10,000
Changes in interest payable																	10,000
Director [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt	$ 40,000
Changes in interest payable																	$ 40,000
Equity Option [Member] | Geoffrey Andersen [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues									9,848
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price									$ 5.90
Share Price									$ 9.90
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term									5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate									110.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate									0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate									0.90%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross									9,848
Stock Issued During Period, Value, New Issues									$ 52,000
Share-Based Payment Arrangement, Expense																			$ 52,000
Common Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues																161,168		183,223	183,223
Stock Issued During Period, Value, New Issues
Stock issued for service, shares															16,826	38,597	84,221	148,020	174,739	288,909
Stock issued for service, values
Subsequent Event [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross														60,000
Stock issued for service, shares				19,323
Stock issued for service, values				$ 400,000
Three Year Consulting Agreement [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross												4,242
Shares Granted, Value, Share-Based Payment Arrangement, before Forfeiture												$ 25,000
Stock Issued During Period, Shares, New Issues										10,179	8,483
Three Year Consulting Agreement [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues			10,179					10,179
One Year Consulting Agreement [Member] | Equity Option [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues									1,697
Share Price									$ 9.90
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term									5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate									110.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate									0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate									0.90%
One Year Consulting Agreement [Member] | Common Stock [Member] | Equity Option [Member]
Related Party Transaction [Line Items]
Shares Granted, Value, Share-Based Payment Arrangement, before Forfeiture									$ 10,000
Stock Issued During Period, Shares, New Issues									1,697
Payments to related party, debt									$ 2,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price									$ 9.90